Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Accrued payroll expenses		$ 66,980	$ 472,463
Accrued interest expense		739,775	981,293
Accrued general and administrative expenses		86,221	75,216
Accrued commissions		159,472	177,534
Accrued liability for emission allowances		942,604	67,915
Other accrued expenses	[1]	1,075,578	2,079,645
Total		$ 3,070,630	$ 3,854,066

[1]	(1) It includes a provision of $1,500,000 as of December 31, 2024, relating to a fine of $1,125,000 plus a $375,000 donation in relation to the incident of M/V "Good Heart" (refer Note 10).